UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 5/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2009 (Unaudited)

DWS LifeCompass 2020 Fund

	Shares	Value ($)

Equity - Equity Funds 65.3%
DWS Blue Chip Fund "Institutional"	42,224	512,595
DWS Capital Growth Fund "Institutional"	47,679	1,890,466
DWS Commodity Securities Fund "Institutional"	154,630	516,465
DWS Communications Fund "Institutional"	95,018	1,230,478
DWS Disciplined Long/Short Value Fund "Institutional"	180,804	1,122,790
DWS Disciplined Market Neutral Fund "Institutional"	19,672	185,508
DWS Diversified International Equity Fund "Institutional"	482,986	2,695,064
DWS Dreman Concentrated Value Fund "Institutional"	6,468	40,166
DWS Dreman High Return Equity Fund "Institutional"	60,693	1,523,396
DWS Dreman Mid Cap Value Fund "Institutional"	290,196	2,199,689
DWS Dreman Small Cap Value Fund "Institutional"	197,379	4,962,109
DWS Emerging Markets Equity Fund "Institutional"	239,263	3,253,976
DWS Equity 500 Index Portfolio "Institutional"	339,599	35,505,101

DWS Europe Equity Fund "Institutional"	408,882	7,928,214
DWS Global Opportunities Fund "Institutional"	12,632	321,608
DWS Global Thematic Fund "Institutional"	190,338	3,235,748
DWS Gold & Precious Metals Fund "Institutional"	25,537	460,942
DWS Growth & Income Fund "Institutional"	749,042	8,786,265
DWS Health Care Fund "Institutional"	180,310	3,447,529
DWS International Fund "Institutional"	103,177	3,897,005
DWS International Value Opportunities Fund "Institutional"	213,451	1,645,711
DWS Japan Equity Fund "S"	142,472	1,048,592
DWS Large Cap Value Fund "Institutional"	1,241,487	17,343,579
DWS Large Company Growth Fund "Institutional"	249,451	5,350,730
DWS Micro Cap Fund "Institutional"	31,071	328,736
DWS RREEF Global Real Estate Securities Fund "Institutional"	274,927	1,589,077
DWS RREEF Real Estate Securities Fund "Institutional"	33,649	345,241
DWS S&P 500 Plus Fund "S"	298,634	2,732,497
DWS Small Cap Core Fund "S"	384,926	4,380,463
DWS Small Cap Growth Fund "Institutional"	74,071	957,743
DWS Technology Fund "Institutional"	397,012	3,624,721

Total Equity Funds (Cost $169,038,746)		123,062,204
Equity - Exchange-Traded Funds 6.7%
Consumer Discretionary Select Sector SPDR Fund	46,938	1,088,023
Consumer Staples Select Sector SPDR Fund	43,579	1,007,111
Energy Select Sector SPDR Fund	21,650	1,115,191
Financial Select Sector SPDR Fund	85,313	1,053,616
Industrial Select Sector SPDR Fund	50,064	1,127,441
iShares MSCI Australia Index Fund	103,721	1,703,099
iShares MSCI Canada Index Fund	100,442	2,321,215
iShares MSCI EAFE Small Cap Index Fund	13,831	412,855
iShares MSCI France Index Fund	10,034	220,146
iShares MSCI Germany Index Fund	31,009	599,094
iShares MSCI Netherlands Investable Market Index Fund	2,486	39,527
iShares MSCI United Kingdom Index Fund	100,980	1,386,455
Utilities Select Sector SPDR Fund	22,875	613,050

Total Exchange-Traded Funds (Cost $13,155,161)		12,686,823
Fixed Income - Bond Funds 25.9%
DWS Core Fixed Income Fund "Institutional"	2,747,852	23,823,880
DWS Core Plus Income Fund "Institutional"	2,049	20,003
DWS Emerging Markets Fixed Income Fund "Institutional"	100,900	937,360
DWS Floating Rate Plus Fund "Institutional"	218,631	1,720,628
DWS Global Bond Fund "S"	701,358	6,894,347
DWS GNMA Fund "Institutional"	54,056	810,846
DWS High Income Fund "Institutional"	940,344	3,742,568
DWS High Income Plus Fund "Institutional"	412	2,342
DWS Inflation Protected Plus Fund "Institutional"	391,312	3,639,202
DWS Short Duration Plus Fund "Institutional"	153,944	1,408,588
DWS US Bond Index Fund "Institutional"	564,421	5,774,031

Total Fixed Income - Bond Funds (Cost $55,207,624)		48,773,795
Fixed Income - Money Market Funds 3.2%
Cash Management QP Trust	5,996,499	5,996,499
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	8,777	8,777
DWS Money Market Series "Institutional"	26,221	26,221

Total Fixed Income - Money Market Funds (Cost $6,031,497)		6,031,497

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $243,433,028) †	101.1	190,554,319
Other Assets and Liabilities, Net	(1.1)	(1,981,484)

Net Assets	100.0	188,572,835

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $244,620,603. At May 31, 2009, net unrealized depreciation for all securities based on tax cost was $54,066,284. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $721,417 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $54,787,701.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities
Level 1	$ 184,557,820
Level 2	5,996,499
Level 3	-
Total	$ 190,554,319

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 20, 2009